UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-06221
                                                     ---------

                           Brandywine Blue Fund, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)

                               3711 Kennett Pike
                           Greenville, Delaware 19807
                           --------------------------
              (Address of principal executive offices) (Zip code)

                              William F. D'Alonzo
                               3711 Kennett Pike
                             Greenville, DE  19807
                              ---------------------
                    (Name and address of agent for service)

                                 (302) 656-3017
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2006
                          -------------

Item 1. Schedule of Investments.

                              BRANDYWINE BLUE FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

  Shares or Principal Amount                                       Value
  --------------------------                                       -----

COMMON STOCKS - 97.4% (A)<F2>

CONSUMER DISCRETIONARY

             APPAREL, ACCESSORIES & LUXURY GOODS-2.4%
  1,339,400  Coach, Inc.*<F1>                                $   40,048,060

             BROADCASTING & CABLE TV-4.4%
  2,247,100  Comcast Corp.*<F1>                                  73,570,054

             DEPARTMENT STORES-7.4%
  1,459,300  Kohl's Corp.*<F1>                                   86,273,816
  1,009,600  Nordstrom, Inc.                                     36,850,400

             HOME IMPROVEMENT RETAIL-1.8%
    493,900  Lowe's Companies, Inc.                              29,964,913

             MOVIES & ENTERTAINMENT-2.5%
  1,369,000  The Walt Disney Co.                                 41,070,000
                                                             --------------
             Total Consumer Discretionary                       307,777,243
              (Cost $300,741,650)

CONSUMER STAPLES

             DRUG RETAIL-2.5%
  1,346,500  CVS Corp.                                           41,337,550
                                                             --------------
             Total Consumer Staples                              41,337,550
              (Cost $37,713,756)

ENERGY

             OIL & GAS DRILLING-2.6%
    538,300  Transocean Inc.*<F1>                                43,236,256

             OIL & GAS EQUIPMENT & SERVICES-9.6%
    842,800  Baker Hughes Inc.                                   68,983,180
  1,833,200  Weatherford International Ltd.*<F1>                 90,963,384

             OIL & GAS REFINING & MARKETING-2.2%
    557,300  Valero Energy Corp.                                 37,071,596
                                                             --------------
             Total Energy                                       240,254,416
               (Cost $191,108,476)

 FINANCIALS

             ASSET MANAGEMENT & CUSTODY BANKS-3.3%
  1,715,300  Bank of New York Company, Inc.                      55,232,660

             REAL ESTATE MANAGEMENT & DEVELOPMENT-2.3%
  1,522,900  CB Richard Ellis Group, Inc.*<F1>                   37,920,210

             THRIFTS & MORTGAGE FINANCE-1.9%
    480,000  MGIC Investment Corp.                               31,200,000
                                                             --------------
             Total Financials                                   124,352,870
              (Cost $134,647,586)

HEALTH CARE

             HEALTH CARE SERVICES-3.8%
    600,400  DaVita, Inc.*<F1>                                   29,839,880
     52,600  Express Scripts, Inc.*<F1>                           3,773,524
    532,900  Medco Health Solutions, Inc.*<F1>                   30,524,512

             LIFE SCIENCES TOOLS & SERVICES-4.5%
  1,036,700  Fisher Scientific International Inc.*<F1>           75,730,935
                                                             --------------
             Total Health Care                                  139,868,851
               (Cost $134,488,668)

INDUSTRIALS

             AEROSPACE & DEFENSE-9.4%
    998,100  General Dynamics Corp.                              65,335,626
    673,400  Precision Castparts Corp.                           40,242,384
    925,000  Rockwell Collins, Inc.                              51,679,750

             AIR FREIGHT & LOGISTICS-2.5%
    512,200  United Parcel Service, Inc. Cl B                    42,169,426

             ELECTRICAL COMPONENTS & EQUIPMENT-2.7%
    481,800  Cooper Industries, Ltd.                             44,768,856

             INDUSTRIAL MACHINERY-2.5%
    853,900  Dover Corp.                                         42,208,277
                                                             --------------
             Total Industrials                                  286,404,319
               (Cost $264,285,866)

INFORMATION TECHNOLOGY

             COMMUNICATIONS EQUIPMENT-5.9%
  1,943,400  Avaya Inc.*<F1>                                     22,193,628
  3,856,800  Cisco Systems Inc.*<F1>                             75,323,304

             COMPUTER HARDWARE-4.5%
  2,360,100  Hewlett-Packard Co.                                 74,767,968

             COMPUTER STORAGE & PERIPHERALS-0.2%
    125,300  Seagate Technology                                   2,836,792

             DATA PROCESSING & OUTSOURCED SERVICES-3.7%
    972,200  Fidelity National
               Information Services, Inc.                        34,415,880
    595,300  Fiserv, Inc.*<F1>                                   27,002,808

             ELECTRONIC MANUFACTURING SERVICES-2.4%
  3,800,000  Flextronics International Ltd.*<F1>                 40,356,000

             SEMICONDUCTORS-2.8%
  1,439,500  Analog Devices, Inc.                                46,265,530

             SYSTEMS SOFTWARE-4.9%
  5,585,800  Oracle Corp.*<F1>                                   80,938,242
                                                             --------------
             Total Information Technology                       404,100,152
              (Cost $408,186,714)

MATERIALS

             STEEL-1.2%
    293,300  Allegheny Technologies, Inc.                        20,308,092
                                                             --------------
             Total Materials                                     20,308,092
               (Cost $18,634,460)

 TELECOMMUNICATION SERVICES

             WIRELESS TELECOMMUNICATION SERVICES-0.4%
    180,700  Rogers Communications, Inc. Cl B                     7,300,280
                                                             --------------
             Total Telecommunication Services                     7,300,280
              (Cost $7,225,738)

 UTILITIES

             ELECTRIC UTILITIES-3.1%
    917,600  Exelon Corp.                                        52,147,208
                                                             --------------
             Total Utilities                                     52,147,208
              (Cost $51,443,888)                             --------------

             Total common stocks                              1,623,850,981
              (Cost $1,548,476,802)

 SHORT-TERM INVESTMENTS - 6.9% (A)<F2>

             COMMERCIAL PAPER-6.6%
$34,000,000  Countrywide Financial Corp.,
               due 7/03/06, discount of 5.30%                    33,989,989
 77,000,000  New Center Asset Trust,
               due 7/03/06, discount of 5.28%                    76,977,413
                                                             --------------
             Total commercial paper                             110,967,402
              (Cost $110,967,402)

             VARIABLE RATE DEMAND NOTE-0.3%
  4,910,342  U.S. Bank, N.A., 5.10%                               4,910,342
                                                             --------------
             Total variable rate demand note                      4,910,342
              (Cost $4,910,342)
                                                             --------------
             Total short-term investments                       115,877,744
                (Cost $115,877,744)                          --------------
             Total investments-104.3%                         1,739,728,725
              (Cost $1,664,354,546)

             Liabilities, less cash and
               Receivables-(4.3%) (A)<F2>                       (72,195,223)
                                                             --------------
             TOTAL NET ASSETS-100.0%                         $1,667,533,502
                                                             --------------
                                                             --------------

*<F1>     Non-dividend paying security.
(A)<F2>   Percentages for the various classifications relate to net assets.

As of June 30, 2006, investment cost for federal tax purposes was $1,664,582,907 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation     $110,312,690

Aggregate gross unrealized depreciation      (35,166,872)
                                            ------------
Net unrealized appreciation                  $75,145,818
                                            ------------
                                            ------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

                            BRANDYWINE ADVISORS FUND
                            SCHEDULE OF INVESTMENTS
                                 June 30, 2006
                                  (Unaudited)

  Shares or Principal Amount                                       Value
  --------------------------                                       -----

COMMON STOCKS - 97.3% (A)<F4>

CONSUMER DISCRETIONARY

               APPAREL RETAIL-3.7%
    162,600    AnnTaylor Stores Corp.*<F3>                   $  7,053,588

               APPAREL, ACCESSORIES & LUXURY GOODS-1.4%
     57,600    Gildan Activewear Inc.*<F3>                      2,707,200

               LEISURE PRODUCTS-1.1%
     47,700    Pool Corp.                                       2,081,151

               RESTAURANTS-0.2%
      5,100    Panera Bread Co.*<F3>                              342,924
                                                             ------------
               Total Consumer Discretionary                    12,184,863
               (Cost $10,977,103)

ENERGY

               OIL & GAS EQUIPMENT & SERVICES-1.9%
    108,100    Oil States International, Inc.*<F3>              3,705,668
                                                             ------------
               Total Energy                                     3,705,668
               (Cost $4,398,473)

FINANCIALS

               REAL ESTATE MANAGEMENT & DEVELOPMENT-2.5%
    176,500    CB Richard Ellis Group, Inc.*<F3>                4,394,850

               THRIFTS & MORTGAGE FINANCE-5.4%
     57,400    MGIC Investment Corp.                            3,731,000
    149,900    The PMI Group, Inc.                              6,682,542
                                                             ------------
               Total Financials                                14,808,392
               (Cost $15,196,950)

  HEALTH CARE

               HEALTH CARE EQUIPMENT-2.4%
     13,200    Beckman Coulter, Inc.                              733,260
    151,700    Cytyc Corp.*<F3>                                 3,847,112

               HEALTH CARE FACILITIES-1.7%
     69,700    Manor Care, Inc.                                 3,270,324

               HEALTH CARE SERVICES-3.4%
    130,200    DaVita, Inc.*<F3>                                6,470,940
      5,900    Express Scripts, Inc.*<F3>                         423,266

               HEALTH CARE SUPPLIES-3.5%
    110,000    DENTSPLY International Inc.                      6,666,000

               HEALTH CARE TECHNOLOGY-2.9%
    206,500    IMS Health Inc.                                  5,544,525

               LIFE SCIENCES TOOLS & SERVICES-5.0%
    129,800    Fisher Scientific International Inc.*<F3>        9,481,890

               MANAGED HEALTH CARE-0.5%
     20,300    Health Net Inc.*<F3>                               916,951

               PHARMACEUTICALS-2.9%
    167,800    Endo Pharmaceuticals
                 Holdings Inc.*<F3>                             5,534,044
                                                             ------------
               Total Health Care                               42,888,312
               (Cost $39,965,525)

INDUSTRIALS

               AEROSPACE & DEFENSE-5.9%
    187,600    Precision Castparts Corp.                       11,210,976

               CONSTRUCTION & ENGINEERING-3.8%
     48,100    Granite Construction Inc.                        2,177,487
     68,200    Quanta Services, Inc.*<F3>                       1,181,906
     93,200    URS Corp.*<F3>                                   3,914,400

               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS-4.3%
    104,900    Manitowoc Company, Inc.                          4,668,050
     88,350    Trinity Industries, Inc.                         3,569,340

               ELECTRICAL COMPONENTS & EQUIPMENT-5.1%
    115,400    AMETEK, Inc.                                     5,467,652
     84,200    Thomas & Betts Corp.*<F3>                        4,319,460

               INDUSTRIAL CONGLOMERATES-5.9%
    248,550    McDermott International, Inc.*                  11,301,569
                                                             ------------
               Total Industrials                               47,810,840
               (Cost $34,864,389)

INFORMATION TECHNOLOGY

               APPLICATION SOFTWARE-1.0%
     82,900    Jack Henry & Associates, Inc.                    1,629,814
      8,400    Reynolds and Reynolds Co.                          257,628

               COMMUNICATIONS EQUIPMENT-7.7%
    410,700    Avaya Inc.*<F3>                                  4,690,194
    112,400    Foundry Networks, Inc.*<F3>                      1,198,184
    213,200    Harris Corp.                                     8,849,932

               DATA PROCESSING & OUTSOURCED SERVICES-2.0%
     99,600    Fidelity National
                 Information Services, Inc.                     3,525,840
      6,500    Fiserv, Inc.*<F3>                                  294,840

               ELECTRONIC EQUIPMENT MANUFACTURERS-2.2%
    141,900    Tektronix, Inc.                                  4,174,698

               ELECTRONIC MANUFACTURING SERVICES-4.2%
    400,700    Flextronics International Ltd.*<F3>              4,255,434
     85,400    Trimble Navigation Ltd.*<F3>                     3,812,256

               SEMICONDUCTOR EQUIPMENT-2.0%
    273,500    Teradyne, Inc.*<F3>                              3,809,855

               SEMICONDUCTORS-7.8%
    239,300    Agere Systems Inc.*<F3>                          3,517,710
    314,200    Fairchild Semiconductor
                 International, Inc.*<F3>                       5,709,014
    109,000    Integrated Device
                 Technology, Inc.*<F3>                          1,545,620
    107,600    International Rectifier Corp.*<F3>               4,205,008

               TECHNOLOGY DISTRIBUTORS-3.1%
    327,500    Ingram Micro Inc.*<F3>                           5,937,575
                                                             ------------
               Total Information Technology                    57,413,602
               (Cost $59,447,417)

MATERIALS

               STEEL-3.8%
     33,500    Allegheny Technologies, Inc.                     2,319,540
     20,100    Carpenter Technology Corp.                       2,321,550
     26,400    IPSCO, Inc.                                      2,526,216
                                                             ------------
               Total Materials                                  7,167,306
               (Cost $5,815,796)                             ------------

               Total common stocks                            185,978,983
               (Cost $170,665,653)

 SHORT-TERM INVESTMENTS - 0.9% (A)<F4>

               COMMERCIAL PAPER-0.6%
 $1,200,000    Countrywide Financial Corp.,
                 due 7/03/06, discount of 5.30%                 1,199,646
                                                             ------------
               Total commercial paper                           1,199,646
               (Cost $1,199,646)

               VARIABLE RATE DEMAND NOTE-0.3%
    501,883    Wisconsin Corporate Central
                 Credit Union, 5.02%                              501,883
                                                             ------------
               Total variable rate demand note                    501,883
               (Cost $501,883)                               ------------
               Total short-term investments                     1,701,529
                 (Cost $1,701,529)                           ------------
               Total investments-98.2%                        187,680,512
               (Cost $172,367,182)

               Cash and receivables, less
                 Liabilities-1.8% (A)<F4>                       3,488,128
                                                             ------------
               TOTAL NET ASSETS-100.0%                       $191,168,640
                                                             ------------
                                                             ------------

*<F3>      Non-dividend paying security.
(A)<F4>    Percentages for the various classifications relate to net assets.

As of June 30, 2006, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation         $21,602,280

Aggregate gross unrealized depreciation          (6,288,950)
                                                -----------
Net unrealized appreciation                     $15,313,330
                                                -----------
                                                -----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Brandywine Blue Fund, Inc.
                  --------------------------

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  August 16, 2006
           ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/ William F. D'Alonzo
                              -----------------------
                              William F. D'Alonzo, President

     Date  August 16, 2006
           ---------------

     By (Signature and Title) /s/ Christopher G. Long
                              ------------------------
                              Christopher G. Long, Treasurer

     Date  August 16, 2006
           ---------------